Share-Based Compensation And Other Related Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options
The following table summarizes changes in stock options for the years ended December 31,:

	Stock Options Outstanding
	Shares	Weighted Average Exercise Price CAD$
As at December 31, 2020	317,417	$18.78
Granted	53,115	30.70
Exercised	(65,780)	11.77
Expired	(2,162)	41.62
Forfeited	(23,587)	32.27
As at December 31, 2021	279,003	$21.38
Granted	191,649	22.95
Exercised	(79,542)	15.12
Expired	(4,324)	41.62
Forfeited	(9,819)	31.32
As at December 31, 2022	376,967	$23.01

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about the Company's stock options outstanding at December 31, 2022:

	Options Outstanding			Options Exercisable
Range of Exercise Prices CAD$	Number Outstanding as at December 31, 2022	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price CAD$	Number Outstanding as at December 31, 2022	Weighted Average Exercise Price CAD$
$17.53 - $23.03	290,657	5.6	$21.17	99,008	$17.72
$23.04 - $28.54	35,409	2.7	$25.35	35,409	$25.35
$28.55 - $34.04	43,993	5.9	$30.70	14,668	$30.70
$34.05 - $39.48	6,908	4.9	$39.48	6,908	$39.48
	376,967	5.3	$23.01	155,993	$21.64

Disclosure of assumptions used in determining fair value of options granted
The following assumptions were used in the Black-Scholes option pricing model in determining the fair value of options granted during the years ended December 31,:

	2022	2021
Expected life (years)	4.5	4.0
Expected volatility	44.3%	44.0%
Expected dividend yield	2.7%	2.4%
Risk-free interest rate	3.4%	1.9%
Weighted average exercise price (CAD$)	$22.95	$30.70
Weighted average fair value (CAD$)	$7.69	$9.39

Disclosure of dividends
The Company declared the following dividends for the years ended December 31, 2022 and 2021:

Declaration date	Record date	Dividend per common share
February 22, 2023 (1)	March 6, 2023	$0.10
November 9, 2022	November 21, 2022	$0.10
August 10, 2022	August 22, 2022	$0.11
May 11, 2022	May 24, 2022	$0.12
February 23, 2022	March 7, 2022	$0.12
November 9, 2021	November 22, 2021	$0.10
August 10, 2021	August 23, 2021	$0.10
May 12, 2021	May 25, 2021	$0.07
February 17, 2021	March 1, 2021	$0.07
(1)These dividends were declared subsequent to the year end and have not been recognized as distributions to owners during the period presented.

Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and aggregate fair value of other equity instruments
The following table summarizes changes in PSUs for the years ended December 31, 2022 and 2021:

PSU	Number Outstanding	Fair Value
As at December 31, 2020	255,559	$8,870
Granted	79,417	2,049
Paid out	(117,328)	(4,539)
Change in value	—	(901)
As at December 31, 2021	217,648	$5,479
Granted	150,469	2,456
Paid out	(80,159)	(828)
Change in value	—	(2,319)
As at December 31, 2022	287,958	$4,788

Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and aggregate fair value of other equity instruments
The following table summarizes changes in RSUs for the years ended December 31, 2022 and 2021:

RSU	Number Outstanding	Fair Value
As at December 31, 2020	396,572	$13,730
Granted	240,366	5,818
Paid out	(197,320)	(4,829)
Forfeited	(13,218)	(329)
Change in value	—	(3,699)
As at December 31, 2021	426,400	$10,691
Granted	341,060	5,567
Paid out	(198,344)	(3,402)
Forfeited	(17,324)	(283)
Change in value	—	(3,453)
As at December 31, 2022	551,792	$9,120